Investments in Associates - Associates Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Associates [Roll Forward]
Share of profit of associates and joint arrangements	$ 200.5	$ 24.2
Purchases and acquisitions	1,026.5	735.3
Divestitures and other net changes in capitalization	1,014.9	45.8
Investments in associates
Schedule Of Associates [Roll Forward]
Balance - January 1	1,769.6	1,538.7
Share of profit of associates and joint arrangements	25.6	32.1
Share of other comprehensive income (loss), excluding gains (losses) on defined benefit plans	22.9	(24.9)
Share of gains (losses) on defined benefit plans	12.4	(43.5)
Share of pre-tax comprehensive income (loss) of associates and joint arrangements:	60.9	(36.3)
Distributions and dividends received from associates	(50.5)	(45.6)
Purchases and acquisitions	367.4	306.2
Divestitures and other net changes in capitalization	(290.5)	5.6
Reclassifications	(440.4)
Foreign exchange effect	20.5	1.0
Balance - December 31	1,437.0	1,769.6
Joint arrangements
Schedule Of Associates [Roll Forward]
Balance - January 1	623.4	191.5
Share of profit of associates and joint arrangements	128.2	(21.5)
Share of other comprehensive income (loss), excluding gains (losses) on defined benefit plans	46.4	(14.4)
Share of gains (losses) on defined benefit plans	0.0	0.0
Share of pre-tax comprehensive income (loss) of associates and joint arrangements:	174.6	(35.9)
Distributions and dividends received from associates	(57.0)	(47.8)
Purchases and acquisitions	301.6	528.4
Divestitures and other net changes in capitalization	(2.4)	(11.6)
Reclassifications	0.0
Foreign exchange effect	9.8	(1.2)
Balance - December 31	1,050.0	623.4
Fairfax Africa
Schedule Of Associates [Roll Forward]
Balance - January 1	0.0	0.0
Share of profit of associates and joint arrangements	1.2	0.0
Share of other comprehensive income (loss), excluding gains (losses) on defined benefit plans	(1.3)	0.0
Share of gains (losses) on defined benefit plans	0.0	0.0
Share of pre-tax comprehensive income (loss) of associates and joint arrangements:	(0.1)	0.0
Distributions and dividends received from associates	0.0	0.0
Purchases and acquisitions	219.9	0.0
Divestitures and other net changes in capitalization	0.0	0.0
Reclassifications	0.0
Foreign exchange effect	0.0	0.0
Balance - December 31	219.8	0.0
Fairfax India
Schedule Of Associates [Roll Forward]
Balance - January 1	240.5	202.7
Share of profit of associates and joint arrangements	45.5	13.6
Share of other comprehensive income (loss), excluding gains (losses) on defined benefit plans	(0.1)	0.0
Share of gains (losses) on defined benefit plans	(0.1)	0.0
Share of pre-tax comprehensive income (loss) of associates and joint arrangements:	45.3	13.6
Distributions and dividends received from associates	(26.8)	(4.6)
Purchases and acquisitions	682.9	20.5
Divestitures and other net changes in capitalization	(0.7)	13.7
Reclassifications	(20.4)
Foreign exchange effect	28.7	(5.4)
Balance - December 31	949.5	240.5
Associates
Schedule Of Associates [Roll Forward]
Balance - January 1	2,633.5	1,932.9
Share of profit of associates and joint arrangements	200.5	24.2
Share of other comprehensive income (loss), excluding gains (losses) on defined benefit plans	67.9	(39.3)
Share of gains (losses) on defined benefit plans	12.3	(43.5)
Share of pre-tax comprehensive income (loss) of associates and joint arrangements:	280.7	(58.6)
Distributions and dividends received from associates	(134.3)	(98.0)
Purchases and acquisitions	1,571.8	855.1
Divestitures and other net changes in capitalization	(293.6)	7.7
Reclassifications	(460.8)
Foreign exchange effect	59.0	(5.6)
Balance - December 31	$ 3,656.3	$ 2,633.5